INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (213)	$ (27)	$ (375)
Foreign exchange	35	(32)	180
Deferred tax liability related to property, plant and equipment revaluations	5,145	4,293	3,864
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	5,405	3,633	3,434
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	885	835	622
Recognized in net income (loss)	273	23	232
Recognized in equity	(52)	11	1
Business combination	30	7	0
Foreign exchange	4	9	(20)
Balance, end of year	1,140	885	835
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,574)	(5,060)	(4,052)
Recognized in net income (loss)	(60)	4	143
Recognized in equity	(865)	(491)	(1,252)
Business combination	18	14	(99)
Foreign exchange	31	(41)	200
Balance, end of year	(6,450)	(5,574)	(5,060)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(4,689)	(4,225)	(3,430)
Recognized in net income (loss)	213	27	375
Recognized in equity	(917)	(480)	(1,251)
Business combination	48	21	(99)
Foreign exchange	35	(32)	180
Balance, end of year	$ (5,310)	$ (4,689)	$ (4,225)